As filed with the U.S. Securities and Exchange Commission on May 18, 2018
File No. 033-47287
File No. 811-06637

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 129	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 130

(Check appropriate box or boxes.)

THE UBS FUNDS
(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois 60606
(Address of Principal Executive Office) (Zip Code)

312-525-7100
Registrant's Telephone Number, including Area Code

Mark F. Kemper
UBS Global Asset Mangement
One North Wacker Drive
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)
  X  on May 18, 2018 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on [Date] pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  X  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to UBS Emerging Markets Equity Opportunity Fund.  No other information relating to any other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 129/130 to the Registration Statement for The UBS Funds (the "Registrant") is being filed solely for the purposes of (i) delaying the effectiveness of Post-Effective Amendment Nos. 128/129, which was filed with the U.S. Securities and Exchange Commission ("SEC") via the EDGAR system pursuant to Rule 485(a)(1) on March 21, 2017 (Accession Number 0001104659-18-019348) relating solely to Class P2 shares of UBS Emerging Markets Equity Opportunity Fund (the "Fund") series of the Registrant ("PEA 128/129").

Accordingly, the prospectus and statement of additional information of the Registrant as filed in PEA 128/129 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 129/130 is intended to become effective on May 22, 2018.

THE UBS FUNDS
PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a) Articles of Incorporation.
(1)
Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the U.S. Securities and Exchange Commission (the "SEC") on September 15, 1998.

(i)
Amendment to Certificate of Trust dated February 15, 2002 changing the Trust's name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(2)
Amended and Restated Agreement and Declaration of Trust (the "Declaration") effective as of September 28, 2004, as amended April 26, 2012, is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(i)
Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(ii)
Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated November 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 99 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 6, 2012.

(iii)
Amendment to Attachment A to the Amended and Restated Agreement and Declaration of Trust dated December 7, 2017 is incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(b)	By-Laws.
(1)
By-Laws of The UBS Funds (f/k/a The Brinson Funds) (April 25, 1995), are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on August 29, 1996.

(i)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(ii)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(c) Instruments Defining Rights of Security Holders.
(1)
Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(2)
The rights of security holders of the Registrant are further defined in the following sections of the Registrant's By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i) By-Laws.
Article II - "Meeting of Shareholders."
(ii) Declaration.
Article III – "Shares" and Article V – "Shareholders' Voting Powers and Meetings."

(d)	Investment Advisory Contracts.
(1)
Investment Advisory Agreement dated July 1, 2002 between UBS Asset Management (Americas) Inc. (f/k/a UBS Global Asset Management (Americas) Inc.) (the "Advisor") and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(iii)
Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(iv)
Amendment Number Four dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(2)
Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund, f/k/a UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund, f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(i)
Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund, n/k/a UBS Global Sustainable Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on December 7, 2000.

(ii)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS Global Sustainable Equity Fund, f/k/a UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(iii)
Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iv)
Amendment Number Three dated October 28, 2015 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(3)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Sustainable Equity Fund (f/k/a UBS U.S. Large Cap Equity Fund and UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(iii)
Amendment Number Three dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iv)
Amendment Number Four dated October 26, 2017 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Sustainable Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(4)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Core Plus Bond Fund (f/k/a UBS U.S. Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Core Plus Bond Fund (f/k/a UBS U.S. Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Core Plus Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(5)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment Number One dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(6)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Opportunity Fund (f/k/a UBS Emerging Markets Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 1999.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Opportunity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 31, 2001.

(ii)
Amendment Number One dated December 30, 2015 to Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(iii)
Amendment Number Two dated December 7, 2017 to Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(7)
Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(ii)
Amendment Number Two dated December 30, 2015 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(8)
Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Municipal Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(i)
Amendment Number One dated December 30, 2015 to InvestmentAdvisory Agreement between the Advisor and the Registrant onbehalf of the UBS Municipal Bond Fund is incorporated herein byreference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(9)
Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Total Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(10)
Expense Limitation Agreement between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Municipal Bond Fund, UBS Total Return Bond Fund, UBS U.S. Sustainable Equity Fund (f/k/a UBS U.S. Large Cap Equity Fund), UBS U.S. Small Cap Growth Fund, and UBS Emerging Markets Equity Opportunity Fund (f/k/a UBS Emerging Markets Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(11)
Form of Expense Limitation Agreement between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Opportunity Fund is incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(e) Underwriting Contracts.
(1)
Form of Amended and Restated Principal Underwriting Contract, dated November 5, 2001, as amended and restated on December 7, 2017, between UBS Asset Management (US) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(f)	Bonus or Profit Sharing Contracts.
Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company is filed herewith as Exhibit EX-28.g.1.
(h)	Other Material Contracts.
(1)
Administration Contract, dated April 1, 2006, between UBS Asset Management (Americas) Inc. (f/k/a UBS Global Asset Management (Americas) Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment to Exhibit A, dated June 24, 2007, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 22, 2007.

(ii)
Amendment to Exhibit A, dated June 30, 2010, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(iii)
Amendment to Exhibit A, dated November 24, 2010, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(iv)
Amendment to Exhibit A, dated April 17, 2012, to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(v)
Amendment to Exhibit A, dated October 28, 2013 to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(vi)
Form of Amendment to Exhibit A to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(vii)
Amendment to Exhibit A to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(viii)
Amendment Number One, dated December 30, 2015, to the Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 123 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2016.

(2)
Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on July 19, 2002.

(i)
Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2003.

(ii)
Amendment to Exhibit A, dated June 30, 2010, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on June 30, 2010.

(iii)
Amendment to Exhibit A, dated November 24, 2010, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on November 24, 2010.

(iv)
Transfer Agency and Related Services Agreement Amendment, dated December 31, 2009, between PNC Global Investment Servicing (U.S.) Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2011.

(v)
Amendment to Exhibit A, dated April 17, 2012, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on April 17, 2012.

(vi)
Form of Amendment to Exhibit A to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2014.

(vii)
Amendment to Exhibit A to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(3)
Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 29, 2012.

(i)
Amendment to Exhibit A, dated October 24, 2013, to Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

(i)	Legal Opinion.
(1)
Legal Opinion of Stradley Ronon Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(j)	Other Opinions.
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 126 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 27, 2017.

(2)         Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Eric Sanders, and William T. MacGregor attorneys-in-fact and agents to Mark E. Carver, Frank K. Reilly, Joanne Kilkeary, Adela Cepeda,  J. Mikesell Thomas, Abbie J. Smith, and John J. Murphy are incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.
(3)
Certificate of the Assistant Secretary of the Registrant regarding authorization of Principal Executive Officer to sign Registration Statement dated January 24, 2013 is incorporated herein by reference to Post-Effective Amendment No. 108 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on January 25, 2013.

(k)	Omitted Financial Statements.
Not Applicable.
(l)	Initial Capital Agreements.
(1)
Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on September 15, 1998.

(m)	Rule 12b-1 Plan.
(1)
Shareholder Services Plan, dated October 29, 2001, as revised December 3, 2015, relating to Class A shares of each Series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(2)
Rule 12b-1 Plan, dated October 29, 2001, as revised December 3, 2015,  related to Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 119 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 1, 2016.

(n)	Rule 18f-3 Plan.
(1)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, dated December 7, 2017, on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on March 21, 2018.

(o)	Reserved
(p)	Codes of Ethics.
(1)
Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant, as approved on January 7, 2013, is incorporated herein by reference to Post-Effective Amendment No. 111 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637) as filed electronically with the SEC on October 28, 2013.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
None.
ITEM 30.	INDEMNIFICATION
Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Amended and Restated Agreement and Declaration of Trust, as amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant's Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Section 3.  Trustee's Good Faith Action, Expert Advice, No Bond or Surety.  The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.
Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.
Indemnification of Registrant's advisors, transfer agent, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)	Each Series' investment advisory agreement between the Registrant, on behalf of the series, and the Advisor, all of which are incorporated herein by reference, as follows:
(1)
Section 6 of the Investment Advisory Agreement on behalf of the UBS International Sustainable Equity Fund (f/k/a UBS Global Sustainable Equity Fund (f/k/a UBS International Equity Fund)), dated April 25, 1995, as amended;

(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Sustainable Equity Fund, dated July 1, 2002;
(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;
(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;
(5)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Opportunity Fund (f/k/a UBS Emerging Markets Equity Fund), dated December 10, 1998, as amended;
(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;
(7)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Municipal Bond Fund.
(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Total Return Bond Fund.
(b)
Section 9(a) of the Amended and Restated Principal Underwriting Contract between UBS Asset Management (US) Inc. and the Registrant on behalf of each series dated November 5, 2001, as amended and restated December 7, 2017, which is incorporated herein by reference.

(c)	Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.
(d)
Sections 8 and 9 of the Administration Contract between UBS Asset Management (Americas) Inc. (f/k/a UBS Global Asset Management (Americas) Inc.) and the Registrant on behalf of each series, which is incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER
The Advisor provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see the Advisor's Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.
ITEM 32.	PRINCIPAL UNDERWRITER
(a)	UBS Asset Management (US) Inc. serves as principal underwriter for the following investment companies:
UBS Investment Trust,
UBS Series Funds,
UBS Managed Municipal Trust,
Master Trust,
PACE Select Advisors Trust, and
SMA Relationship Trust.
(b)
UBS Asset Management (US) Inc. is the Registrant's principal underwriter.  The information set forth below is furnished for those directors and officers of UBS Asset Management (US) Inc. who also serve as directors or officers of the Registrant.

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Mark E. Carver*	Managing Director and Head of Product Development and Management at UBS Asset Management (US) Inc. and UBS Asset Management (Americas) Inc. (collectively, "UBS AM").	President

Joanne Kilkeary*	Executive Director and Head of Regulatory, Tax, Audit, and Board Governance for Product Control and Investment Support of UBS AM	Vice President, Treasurer and Principal Accounting Officer

Mark F. Kemper**	Managing Director, Head of the Legal Department and Secretary of UBS AM	Vice President and Secretary

Frank S. Pluchino***	Executive Director of UBS AM	Chief Compliance Officer

William T. MacGregor*	Executive Director and Deputy General Counsel of UBS AM	Vice President and Assistant Secretary

Eric Sanders*	Director and Associate General Counsel of UBS AM	Vice President and Assistant Secretary

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Keith A. Weller*	Executive Director and Senior Associate General Counsel of UBS AM	Vice President and Assistant Secretary

Nancy D. Osborn*	Director and Senior Manager of Product Control and Investment Support of UBS AM	Vice President and Assistant Treasurer

Rose Ann Bubloski*	Director and Senior Manager of Product Control and Investment Support of UBS AM	Vice President and Assistant Treasurer
Franklin P. Dickson*	Associate Director and Tax Compliance Manager of Product Control and Investment Support of UBS AM	Vice President

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
***  This person's business address is 787 Seventh Avenue, New York, NY 10019.
(c)	Not Applicable.
ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, and CFTC Regulation 4.23, are maintained by State Street Bank and Trust Company ("State Street Bank and Trust Company"), at One Lincoln Street, Boston, Massachusetts 02111, and BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), 760 Moore Road, King of Prussia, Pennsylvania 19406, with the exception of those maintained by the Registrant's investment advisor, UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), 1285 Avenue of the Americas, New York, NY 10019.
State Street Bank and Trust Company provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services. BNY Mellon serves as the Trust's transfer and dividend disbursing agent and maintains records relating to these services.

ITEM 34.	MANAGEMENT SERVICES
There are no management related service contracts not discussed in Part A or Part B.
ITEM 35.	UNDERTAKINGS
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York, on the 18th day of May 2018.

THE UBS FUNDS

By: /s/ Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/ Mark E. Carver Mark E. Carver*	President and Principal Executive Officer	May 18, 2018

/s/ Frank K. Reilly Frank K. Reilly*	Chairman and Trustee	May 18, 2018

/s/ Joanne Kilkeary Joanne Kilkeary *	Principal Accounting Officer and Treasurer	May 18, 2018

/s/ Adela Cepeda Adela Cepeda*	Trustee	May 18, 2018

/s/ J. Mikesell Thomas J. Mikesell Thomas*	Trustee	May 18, 2018

/s/ Abbie J. Smith Abbie J. Smith*	Trustee	May 18, 2018

/s/ John J. Murphy John J. Murphy*	Trustee	May 18, 2018

* By    /s/ William T. MacGregor
William T. MacGregor, Attorney-in-Fact
(Pursuant to Powers of Attorney, incorporated herein by reference)

EXHIBITS INDEX
EXHIBITS	EXHIBIT NO.
Custodian Contract between the Registrant and State Street Bank and Trust Company	EX-28.g.1.